Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Liabilities

As of June 30, 2026 and December 31, 2025, lease liabilities consist of the following:

	June 30, 2026	December 31, 2025
Operating lease
Lease liabilities – current portion	$263,532	$238,105
Lease liabilities – non-current portion	215,087	272,359
Total	$478,619	$510,464

Other lease information is as follows:

	June 30, 2026	December 31, 2025
	2.75 years	2.37 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$101,015	$207,787

Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of future minimum payments under operating leases as of June 30, 2026:

Not later than 1 year	$284,279
Between 1 to 2 years	79,200
Between 2 to 5 years	158,400
Total lease payments	521,879
Less: imputed interest	(43,260)
Total operating lease liabilities, net of interest	$478,619